PENSION AND POSTRETIREMENT BENEFITS (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Net actuarial loss and prior service cost recognized in other comprehensive income	$ 500
Pension Plan
Net actuarial loss and prior service cost recognized in other comprehensive income	$ 634
Pension Plan | Equity Mutual Funds
Target Allocation of plan assets	70.00%
Pension Plan | Fixed Income Funds
Target Allocation of plan assets	30.00%